Document and Entity Information	Jul. 20, 2021
Details
Registrant CIK	0000225628
Registrant Name	PASSUR AEROSPACE, INC.
SEC Form	8-K
Period End date	Jul. 20, 2021
Tax Identification Number (TIN)	11-2208938
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NY
Entity File Number	0-7642
Entity Address, Address Line One	One Landmark Square
Entity Address, Address Line Two	Suite 1905
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	622-4086
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false